Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Gross deferred tax assets	$ 8,051	$ 7,832	$ 8,344
Deferred tax assets	3,739	3,743
Gross deferred tax liabilities	(6,998)	(7,159)	(7,552)
Deferred tax liabilities	(2,686)	(3,070)
Net deferred tax balance	1,053	673	792
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	673	792
Credited/(charged) to income	655	309
Charged to equity	1	(35)
Credited/(charged) to other comprehensive income	(43)	(317)
Impact of business combinations	(244)	(46)
Other movements	11	(30)
Net deferred tax balance at end of period	1,053	673	792
Offsetting of deferred tax assets and liabilities within the same tax jurisdiction	4,312	4,089
Deferred tax assets	3,739	3,743
Deferred tax liabilities	(2,686)	(3,070)
Property, plant and equipment [member]
Statement [line items]
Gross deferred tax assets	158	125	189
Gross deferred tax liabilities	(343)	(381)	(430)
Net deferred tax balance	(185)	(256)	(241)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	(256)	(241)
Credited/(charged) to income	69	(27)
Credited/(charged) to other comprehensive income	(2)
Other movements	4	12
Net deferred tax balance at end of period	(185)	(256)	(241)
Intangible assets [member]
Statement [line items]
Gross deferred tax assets	1,726	1,307	1,351
Gross deferred tax liabilities	(4,785)	(4,704)	(5,269)
Net deferred tax balance	(3,059)	(3,397)	(3,918)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	(3,397)	(3,918)
Credited/(charged) to income	628	567
Impact of business combinations	(300)	(58)
Other movements	10	12
Net deferred tax balance at end of period	(3,059)	(3,397)	(3,918)
Pensions and other benefit obligations of associates [member]
Statement [line items]
Gross deferred tax assets	739	1,026	1,137
Gross deferred tax liabilities	(420)	(591)	(340)
Net deferred tax balance	319	435	797
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	435	797
Credited/(charged) to income	(5)	(22)
Credited/(charged) to other comprehensive income	(104)	(323)
Other movements	(7)	(17)
Net deferred tax balance at end of period	319	435	797
Inventories [member]
Statement [line items]
Gross deferred tax assets	2,214	2,273	2,502
Gross deferred tax liabilities	(138)	(148)	(159)
Net deferred tax balance	2,076	2,125	2,343
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	2,125	2,343
Credited/(charged) to income	(43)	(215)
Other movements	(6)	(3)
Net deferred tax balance at end of period	2,076	2,125	2,343
Tax loss carryforwards [member]
Statement [line items]
Gross deferred tax assets	425	374	507
Gross deferred tax liabilities			(10)
Net deferred tax balance	425	374	497
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	374	497
Credited/(charged) to income	5	(121)
Impact of business combinations	55	12
Other movements	(9)	(14)
Net deferred tax balance at end of period	425	374	497
Other assets, provisions and accruals [member]
Statement [line items]
Gross deferred tax assets	2,789	2,727	2,658
Gross deferred tax liabilities	(1,312)	(1,335)	(1,344)
Net deferred tax balance	1,477	1,392	1,314
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	1,392	1,314
Credited/(charged) to income	1	127
Charged to equity	1	(35)
Credited/(charged) to other comprehensive income	63	6
Impact of business combinations	1
Other movements	19	(20)
Net deferred tax balance at end of period	$ 1,477	$ 1,392	$ 1,314